Share Capital - Additional Information (Detail)						1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	May 02, 2016 ₪ / shares $ / shares shares	Feb. 28, 2014 USD ($) shares	Aug. 29, 2012 USD ($)	Feb. 06, 2012 ₪ / shares shares	Nov. 10, 2010 ₪ / shares shares	Jun. 30, 2012 ₪ / shares shares	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2014 ₪ / shares $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 ₪ / shares shares	Sep. 30, 2016 ₪ / shares shares	Jul. 07, 2016 ₪ / shares	Dec. 31, 2015 ₪ / shares shares	Sep. 30, 2015 ₪ / shares shares	Dec. 31, 2014 ₪ / shares shares	Feb. 28, 2014 ₪ / shares	Aug. 29, 2012 ₪ / shares shares
Class of Stock [Line Items]
Ordinary shares, Issued				3,565,000	800,000
Ordinary shares, par value | ₪ / shares				₪ 0.001	₪ 0.001							₪ 0.001		₪ 0.001	₪ 0.001	₪ 0.001
Investment from issuance of shares | $			$ 1,500,000							$ 1,502,767
Warrant to purchase preferred stock ratio																		1
Number of preferred A shares, par value | ₪ / shares												₪ 0.001	₪ 0.001	₪ 0.001	₪ 0.001	₪ 0.001		₪ 0.001
Number of preferred A shares, Outstanding												3,862,400		3,000,000	3,000,000	3,000,000
proceed warrant exercise | $							$ 154,000	$ 154,000
Weighted-average exercise price per share, granted | $ / shares	$ 1.35
General and Administrative Expenses [Member]
Class of Stock [Line Items]
Share based payment expenses | $								$ 675,389
Chief Executive Officer [Member]
Class of Stock [Line Items]
Ordinary shares, par value | ₪ / shares									₪ 0.001
Number of stock options granted									403,592
Weighted-average exercise price per share, granted | $ / shares									₪ 0.8
Employees And Consultants [Member]
Class of Stock [Line Items]
Ordinary shares, par value | ₪ / shares	$ 0.001
Number of stock options granted	500,000
Investor [Member]
Class of Stock [Line Items]
Number of preferred A shares, par value | ₪ / shares											₪ 0.001						₪ 0.001
Number of preferred A shares, Outstanding											1,500,000
Number of warrants exercised		1,500,000
proceed warrant exercise | $		$ 1,500,000
The Technician Research And Development Foundation Limited [Member]
Class of Stock [Line Items]
Ordinary shares, Issued				1,021,410		135,000					41,500
Ordinary shares, par value | ₪ / shares				₪ 0.001		₪ 0.001					₪ 0.001
Founders [Member]
Class of Stock [Line Items]
Ordinary shares, Issued				2,543,590
Ordinary shares, par value | ₪ / shares				₪ 0.001